Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Beijing Wits Medical Limited (Detail) (BeijingWits Medical Limited, USD $) In Thousands, unless otherwise specified	Feb. 15, 2012
Business Acquisition [Line Items]
Property, plant and equipment	$ 172
Goodwill	13,512	[1]
Cash and cash equivalents	587
Accounts receivable	657
Unbilled revenue	176
Other current assets	228
Deferred tax liability	(559)
Current liabilities	(1,007)
Liability arising from contingent consideration arrangement	(7,000)
Net assets acquired	9,000
Cash consideration	9,000
Contingent consideration	7,000
Amount of total consideration	16,000
Liabilities included in preliminary purchase price allocation re contingent consideration	(7,000)
Net assets acquired	9,000
Customer relationships acquired
Business Acquisition [Line Items]
Intangible asset	1,761
Order Backlog
Business Acquisition [Line Items]
Intangible asset	376
Non-compete Agreements
Business Acquisition [Line Items]
Intangible asset	$ 97

[1]	Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China and is not tax deductible.